OPERATING LEASE COMMITMENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Facilities [Member]
Operating Leased Assets [Line Items]
Total rent expense for operating leases	$ 1,226	$ 1,276
Other Manufacturing, Office Equipment and Vehicles [Member]
Operating Leased Assets [Line Items]
Total rent expense for operating leases	$ 235	$ 464